Acquisition of a Subsidiary (Tables)	9 Months Ended
Jul. 31, 2022
Acquisition of a Subsidiary (Tables) [Line Items]
Schedule of fair value the assets acquired and liabilities assumed at the date of the acquisition
Total
Assets acquired:
Current assets	$97,140
Computer software	66,198
Customer relationships	43,000
Trademark	505,000
Goodwill	1,809,357
Total assets acquired at fair value	2,520,695
Less: total liabilities assumed	(432,302)
Net asset acquired	$2,088,393

Purchase consideration paid:
Fair value of common shares issued	$2,028,393
Cash consideration	60,000
Total purchase consideration paid	$2,088,393

Schedule of consolidated results of operations
Nine Months Ended
July 31, 2021
(Unaudited)
Net Revenues	$2,485,615
Net Loss	$(2,539,633)
Net Loss per Share	$(0.12)